Expense Example - Defiance S&P Accelerator ETF [Member]	Sep. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	$ 100